LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Sep. 22, 2014	Sep. 15, 2014	Mar. 20, 2014	Mar. 17, 2014	Jun. 21, 2010	Nov. 26, 2008
Loans
Specific	€ 0		€ 0
Coefficient	0		0
Homogeneous	23,070,000,000		23,933,000,000
Foreign	11,483,000,000		11,799,000,000
Total loans	34,553,000,000		35,732,000,000
Allowance for loan loses
Specific	0		0
Coefficient	0		0
Homogeneous	3,903,000,000		3,324,000,000
Foreign	758,000,000		756,000,000
Total loans	4,661,000,000		4,080,000,000
Loans
Specific	4,061,000,000		3,010,000,000
Coefficient	17,562,000,000		18,453,000,000
Homogeneous	3,609,000,000		3,897,000,000
Foreign	15,307,000,000		12,270,000,000
Total loans	40,539,000,000		37,630,000,000
Allowance for loan loses
Specific	2,330,000,000		1,808,000,000
Coefficient	330,000,000		242,000,000
Homogeneous	1,225,000,000		835,000,000
Foreign	946,000,000		786,000,000
Total loans	4,831,000,000		3,671,000,000
Loans
Total loans specific allowance	4,061,000,000		3,010,000,000
Total loans coefficient allowance	17,562,000,000		18,453,000,000
Total loans homogeneous allowance	26,679,000,000		27,830,000,000
Total loans foreign	26,790,000,000		24,069,000,000
Total	75,092,000,000		73,362,000,000
Allowance for loan loses
Total specific allowance	2,330,000,000		1,808,000,000
Total coefficient allowance	330,000,000		242,000,000
Total homogeneous allowance	5,128,000,000		4,159,000,000
Total foreign	1,704,000,000		1,542,000,000
Total Allowance For Loan Losses	9,492,000,000		7,751,000,000
Greek
Allowance for loan losses at year end	7,788,000,000		6,209,000,000
of which:
for impaired loans	7,650,000,000		6,127,000,000
for non-impaired loans	138,000,000		82,000,000
Impaired loans	18,661,000,000		17,575,000,000
Non-impaired loans	29,641,000,000		31,718,000,000
Foreign
Allowance for loan losses at year end	1,704,000,000		1,542,000,000
of which:
for impaired loans	1,584,000,000		1,486,000,000
for non-impaired loans	120,000,000		56,000,000
Impaired loans	3,968,000,000		4,557,000,000
Non-impaired loans	22,822,000,000		19,512,000,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	21,695,000,000		22,995,000,000	20,653,000,000
Interest income recognized on a cash basis	150,000,000		161,000,000	172,000,000
Collateral Dependent Loans Textual Details [Abstract]
Collateral dependent loans	1,337,000,000		1,398,000,000
Covered Bonds [Abstract]
Mortgages	9,403,000,000		11,473,000,000
of which eligible collateral	9,121,000,000		10,373,000,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I										10,000,000,000
Issuance of covered bonds Program II									15,000,000,000
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans	21,695,000,000		22,995,000,000	20,653,000,000
Interest income recognized on a cash basis	150,000,000		161,000,000	172,000,000
Loans At Fair Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	42,000,000		76,000,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	41,000,000		75,000,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	0		(12,000,000)
Loans for lease financing	1,564,000,000		1,524,000,000
Securitized Loans And Covered Bonds [Abstract]
Consumer loans (Revolver 2008-1 Plc-December 2008)	0		800,000,000
Credit cards (Revolver 2008-1 Plc-December 2008)	0		975,000,000
Receivables from Public sector (Titlos Plc-February 2009)	6,579,000,000		4,915,000,000
Mortgages (Spiti Plc-September 2011)	1,242,000,000		1,391,000,000
Auto loans (Autokinito Plc-September 2011)	83,000,000		155,000,000
Consumer loans (Agorazo Plc-September 2011)	887,000,000		1,132,000,000
Total	8,791,000,000		9,368,000,000
Securitized Loans Parentheticals [Abstract]
Partial redemption of class A notes of Spiti Plc					89,000,000		116,000,000
Partial redemption of class A notes of Autokinito Plc					38,000,000		50,000,000
Outstanding balance of Titlos Plc	4,537,000,000
Outstanding balance of Spiti Plc	1,006,000,000
Partial redemption of class A notes of Agorazo Plc						132,000,000		159,000,000
Outstanding balance of Agorazo Plc	546,000,000
Outstanding Balance of Autokinito Plc	1,000,000
Troubled Debt Restructurings Textual Detail [Abstract]
Minimum payment of the installment due for the first years of the forbearance	10.00%
Maximum payment of the installment due for the first years of the forbearance	70.00%
Maximum period of interest only payment of the forbearance	24 months
Maximum period of interest only payment of the forbearance for SBL customers	24 months
Maximum period of extension of the maturity of a loan of the forbearance for SBL customers	20 years
Titlos Plc [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Nominal amount	5,100,000,000	[1]
Issue Date	February 26, 2009
Maturity Date	September 2039
Description	Variable Rate Asset Backed Notes
Type Of Collateral	Receivables from Public sector
Spiti Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	1,500,000,000	[2],[3]
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Variable Rate Notes- Class A
Type Of Collateral	Residential mortgages
Spiti Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Nominal amount	250,000,000	[2]
Issue Date	September 20, 2011
Maturity Date	September 2058
Description	Asset Backed Variable Rate Notes- Class B
Type Of Collateral	Residential mortgages
Autokinito Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	400,000,000	[2],[3]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Variable Rate Notes- Class A
Type Of Collateral	Auto loans
Autokinito Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Nominal amount	97,000,000	[2]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Variable Rate Notes- Class B
Type Of Collateral	Auto loans
Agorazo Plc I [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Nominal amount	1,250,000,000	[2],[4]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Variable Rate Notes- Class A
Type Of Collateral	Consumer loans
Agorazo Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Nominal amount	413,000,000	[2]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Variable Rate Notes- Class B
Type Of Collateral	Consumer loans
Program I Third Series [Member]
Securitized Loans [Line Items]
Issue date	Oct. 07, 2009	[5]
Interest payment period	Paid annually at a fixed coupon rate of 3.875%	[5]
Nominal amount	846,000,000	[5]
Maturity Date	October 2016	[5]
Type Of Collateral	Residential mortgages	[5]
Program Ii First Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[6]
Interest payment period	Paid quarterly at rate of three month Euribor plus a margin of 250 bps	[6],[7]
Nominal amount	1,150,000,000	[6]
Maturity Date	June 2021	[6],[7]
Type Of Collateral	Residential mortgages	[6]
Program Ii Second Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[6]
Interest payment period	Paid quarterly at rate of three month Euribor plus a margin of 240 bps	[6],[8]
Nominal amount	1,200,000,000	[6]
Maturity Date	June 2020	[6],[8]
Type Of Collateral	Residential mortgages	[6]
Program Ii Third Series [Member]
Securitized Loans [Line Items]
Issue date	Jun. 24, 2010	[6]
Interest payment period	Paid quarterly at rate of three month Euribor plus a margin of 230 bps	[6],[9]
Nominal amount	1,350,000,000	[6]
Maturity Date	June 2019	[6]
Type Of Collateral	Residential mortgages	[6]
Program Ii Fourth Series [Member]
Securitized Loans [Line Items]
Issue date	Nov. 25, 2010	[6]
Interest payment period	Paid quarterly at rate of three month Euribor plus a margin of 210 bps	[10],[6]
Nominal amount	1,100,000,000	[6]
Maturity Date	December 2018	[6]
Type Of Collateral	Residential mortgages	[6]
Series 1
Covered Bonds Of Program I [Line Items]
Issue Date	June 24, 2010
Cancellation Date	November 7, 2014
Original Nominal Amount in EUR	1,500,000,000
Cancelled amount in million EUR	350,000,000
Series 2
Covered Bonds Of Program I [Line Items]
Issue Date	June 24, 2010
Cancellation Date	November 7, 2014
Original Nominal Amount in EUR	1,500,000,000
Cancelled amount in million EUR	300,000,000
Series 3
Covered Bonds Of Program I [Line Items]
Issue Date	May 6, 2011 June 24, 2010
Cancellation Date	April 9, 2014 November 7, 2014
Original Nominal Amount in EUR	1,500,000,000
Cancelled amount in million EUR	150,000,000,000
Series 6
Covered Bonds Of Program I [Line Items]
Original Nominal Amount in EUR	1,300,000,000
Cancelled amount in million EUR	1,300,000,000
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end	3,885,000,000		2,885,000,000
of which:
for impaired loans	3,826,000,000		2,862,000,000
for non-impaired loans	59,000,000		23,000,000
Impaired loans	7,733,000,000		6,596,000,000
Non-impaired loans	17,499,000,000		18,764,000,000
Foreign
Allowance for loan losses at year end	946,000,000		786,000,000
of which:
for impaired loans	914,000,000		763,000,000
for non-impaired loans	32,000,000		23,000,000
Impaired loans	2,580,000,000		2,891,000,000
Non-impaired loans	12,727,000,000		9,379,000,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end	3,903,000,000		3,324,000,000
of which:
for impaired loans	3,824,000,000		3,265,000,000
for non-impaired loans	79,000,000		59,000,000
Impaired loans	10,928,000,000		10,979,000,000
Non-impaired loans	12,142,000,000		12,954,000,000
Foreign
Allowance for loan losses at year end	758,000,000		756,000,000
of which:
for impaired loans	670,000,000		723,000,000
for non-impaired loans	88,000,000		33,000,000
Impaired loans	1,388,000,000		1,666,000,000
Non-impaired loans	€ 10,095,000,000		€ 10,133,000,000

[1]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2014 is EUR 4,537 million and has been rated Caa1 by Moody’s.
[2]	The Bank retains the option to call the notes on any interest payment date and issue new notes, or sell them as is to investors.
[3]	On March 20, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 116 million and of EUR 50 million, respectively. Furthermore, on September 22, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 89 million and of EUR 38 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2014 are EUR 1,006 million and EUR 1 million respectively.
[4]	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 159 million on March 17, 2014 and EUR 132 million on September 15, 2014. The outstanding amount of Agorazo Plc as at December 31, 2014 amounts to EUR 546 million.
[5]	EUR 10 billion Global Covered Bond Programme ("Programme I") established on November 26, 2008. Programme I is rated B1 by Moody’s and BB by Fitch.
[6]	EUR 15 billion Covered Bond Programme II ("Programme II") established on June 21, 2010. Programme II is rated Ba3 by Moody’s and B+ by Fitch.
[7]	On November 10, 2014, the Bank amended the maturity from June 2015 to June 2021 and interest rate from ECB rate plus 170 bps to three month Euribor plus 250 bps.
[8]	On November 10, 2014, the Bank amended the maturity from June 2017 to June 2020 and interest rate from ECB rate plus 200 bps to three month Euribor plus 240 bps.
[9]	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 230 bps to three month Euribor plus 230 bps.
[10]	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 210 bps to three month Euribor plus 210 bps.